COMMERCIAL PROPERTY REVENUE (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of components of commercial property revenue
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Base rent	$870	$870	$1,718	$1,789
Straight-line rent	15	22	25	41
Lease termination	12	4	45	11
Other lease income(1)	145	160	304	357
Other revenue from tenants(2)	242	245	477	507
Total commercial property revenue	$1,284	$1,301	$2,569	$2,705
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.